Investing In CERFs (Tables) (iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member])	12 Months Ended
Dec. 31, 2011
iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member]
Variation Margin On Open Futures Contracts, By Risk Exposure Category, On The Statements Of Financial Condition

	Asset Derivatives	Fair Value	Liability Derivatives	Fair Value
December 31, 2011
Commodity contracts	Receivable for variation margin on open futures contracts	$—	Payable for variation margin on open futures contracts	$552,020

December 31, 2010
Commodity contracts	Receivable for variation margin on open futures contracts	$35,184,200	Payable for variation margin on open futures contracts	$—

Effect Of Futures Contracts, By Risk Exposure Category, On The Statements Of Operations

	Statements of Operations Location	Realized Gain (Loss)	Change in Unrealized Appreciation/Depreciation
December 31, 2011
Commodity contracts	Net realized gain (loss) on futures contracts	$165,822,260	$—
	Net change in unrealized appreciation/depreciation on futures contracts	—	(192,414,720)

December 31, 2010
Commodity contracts	Net realized gain (loss) on futures contracts	$(102,884,326)	$—
	Net change in unrealized appreciation/depreciation on futures contracts	—	231,742,984

December 31, 2009
Commodity contracts	Net realized gain (loss) on futures contracts	$(9,748,296)	$—
	Net change in unrealized appreciation/depreciation on futures contracts	—	218,816,737